SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, net	$ 2,258,220	$ 2,830,047
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	489,336	14,781
Less: allowance for expected credit loss	(623)	(11)
Accounts receivable, net	488,713	14,770
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	1,898,905	2,840,949
Less: allowance for expected credit loss	(129,398)	(25,672)
Accounts receivable, net	1,769,507	2,815,277
Total Account Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	2,388,241	2,855,730
Less: allowance for expected credit loss	(130,021)	(25,683)
Accounts receivable, net	$ 2,258,220	$ 2,830,047